RESERVES	12 Months Ended
Dec. 31, 2020
RESERVES
RESERVES

43.   RESERVES

	2019	2020
	RMB	RMB
Capital reserve (Note (a))
Balance as of January 1	26,788	29,730
Distribution to SAMC in the Acquisition of Baling Branch of SAMC (Note 35)	—	(972)
Transaction with non-controlling interests	2,933	(138)
Others	9	812
Balance as of December 31	29,730	29,432

Share premium (Note (b))
Balance as of January 1	55,850	55,850
Balance as of December 31	55,850	55,850

Statutory surplus reserve (Note (c))
Balance as of January 1	86,678	90,423
Appropriation	3,745	1,857
Balance as of December 31	90,423	92,280

Discretionary surplus reserve
Balance as of January 1	117,000	117,000
Balance as of December 31	117,000	117,000

Other reserves
Balance as of January 1	(4,477)	1,941
Other comprehensive income	5,415	1,406
Amounts transferred to initial carrying amount of hedged items	1,038	(47)
Others	(35)	200
Balance as of December 31	1,941	3,500

Retained earnings (Note (d))
Balance as of January 1	315,167	322,931
Net income attributable to owners of the Company	57,493	33,096
Final dividend inspect of the previous year, approved and paid during the year (Note (e))	(31,479)	(23,004)
Interim dividend (Note (f))	(14,529)	(8,475)
Appropriation	(3,745)	(1,857)
Others	24	(330)
Balance as of December 31	322,931	322,361
	617,875	620,423

Notes:

(a)

The capital reserve represents (i) the difference between the total amount of the par value of shares issued and the amount of the net assets transferred from Sinopec Group Company in connection with the Reorganization (Note 1), and (ii) the difference between the considerations paid over or received the amount of the net assets of entities and related operations acquired from or sold to Sinopec Group Company and non-controlling interests.

(b)	The application of the share premium account is governed by Sections 167 and 168 of the PRC Company Law.

(c)According to the PRC Company Law and the Articles of Association of the Company, the Company is required to transfer 10% of its net income determined in accordance with the accounting policies complying with Accounting Standards for Business Enterprises (“CASs”),  adopted by the Group to statutory surplus reserve. In the event that the reserve balance reaches 50% of the registered capital, no transfer is required. The transfer to this reserve must be made before distribution of a dividend to shareholders. Statutory surplus reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by issuing of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by them, provided that the balance after such issue is not less than 25% of the registered capital.

During the years ended December 31, 2018, 2019 and 2020, the Company transferred RMB 3,996, RMB 3,745 and RMB 1,857 respectively, being 10% of the net income determined in accordance with the accounting policies complying with CASs.

(d)As of December 31, 2019 and 2020, the amount of retained earnings available for distribution was RMB 130,645 and RMB 115,849, respectively, being the amount determined in accordance with CASs. According to the Articles of Association of the Company, the amount of retained earnings available for distribution to owners of the Company is the lower of the amount determined in accordance with the accounting policies complying with CASs and the amount determined in accordance with the accounting policies complying with IFRS.

Pursuant to a resolution passed at the director’s meeting on March 26, 2021, final dividends in respect of the year ended December 31, 2020 of RMB 0.13 per share totaling RMB 15,739 were proposed for shareholders’ approval at the Annual General Meeting. Final cash dividend for the year ended December 31, 2020 proposed after the balance sheet date has not been recognized as a liability at the balance sheet date.

(e)Pursuant to the shareholders’ approval at the Annual General Meeting on May 9, 2019, a final dividend of RMB 0.26 per share totaling RMB 31,479 according to total shares as of June 10, 2019 was approved. All dividends have been paid in the year ended December 31, 2019.

Pursuant to the shareholders’ approval at the Annual General Meeting on May 19, 2020, a final dividend of RMB 0.19 per share totaling RMB 23,004 according to total shares as of June 9, 2020 was approved. All dividends have been paid in the year ended December 31, 2020.

(f)Pursuant to the Company’s Articles of Association and a resolution passed at the Directors’ meeting on August 23, 2019, the directors authorized to declare the interim dividends for the year ended December 31, 2019 of RMB 0.12 per share totaling RMB 14,529. Dividends were paid on September 17, 2019.

Pursuant to the shareholders’ approval at the General Meeting on September 28, 2020, the interim dividends for the year ending December 31, 2020 of RMB 0.07 per share totaling RMB 8,475 were approved. Dividends were paid on October 23, 2020.